Share-based payments (Details) - Schedule of the outstanding potential shares from warrants - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Outstanding Potential Shares From Warrants Abstract
Executive Director	3,950,000	2,950,000
Non-Executive Directors	248,000	272,000
Management team (excluding the Executive Director)	4,083,000	2,938,000
Other employees, consultants, and former service providers	3,976,780	2,757,625
Total outstanding at December 31	12,257,780	8,917,625